Reconciliation of Differences between Basic and Diluted EPS - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
Potential shares of common stock upon the exercise of stock acquisition rights and convertible bonds excluded from the computation of diluted EPS	17,019	142,866	17,272